Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net loss	$ (141,490)	¥ (975,899)	¥ (904,452)	¥ (425,237)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts	3,710	25,589	17,115	34,085
Share-based compensation	15,581	107,462	277,617	134,264
Depreciation on Property and equipment and amortization of intangiable assets	2,014	13,893	10,504	8,616
Amortization of right - of- use of assets and interest on lease liabilities	1,279	8,823
Deferred tax expense (benefit)	(1,277)	(8,806)	5,122	(74)
Share of losses of equity method investments	285	1,969	596
Change in fair value of long-term investments			(47,247)	(11,614)
Gain from disposal of long-term investments	(745)	(5,138)
Impairment loss of long-term investments	1,073	7,400	6,603
Losses (gains) from disposal of property and equipment	9	62	493	(76)
Investment income	(49)	(340)		(12)
Impairment loss of intangible assets	4,061	28,011	136
Losses from disposal of intangible assets			24
Impairment loss of goodwill	15,573	107,407	149,092
Accretion of interest expenses on unsecured loans				1,894
Losses (gains) from disposal of subsidiaries, net	397	2,739	(2,899)	7,275
Change in fair value of warrant liabilities			29,011	61,454
Provision for U.S Class Action	12,117	83,575
Unrealized foreign exchange (gains) losses	1,401	9,666	6,696	(6,115)
Changes in operating assets and liabilities, net of effect of disposal of subsidiaries:
Accounts receivable - third parties, net	179	1,234	34,342	(52,869)
Accounts receivable - related parties, net	31	216	13,420	(2,989)
Contract assets	(4,556)	(31,422)	(6,647)	(8,498)
Amounts due from related parties	(15)	(105)	3,942
Prepayments and other current assets	4,000	27,591	(15,497)	(23,484)
Operating lease right-of-use assets	(3,649)	(25,165)
Other non-current assets	(211)	(1,452)	1,667	(1,089)
Accounts payable	(3,565)	(24,589)	28,206	(4,744)
Contract liabilities	8,969	61,863	94,962	55,628
Amounts due to related parties	(2)	(14)	(3,472)	522
Operating lease right-of-use assets	2,408	16,610
Other non-current liabilities	(351)	(2,424)	3,334
Accrued expenses and other current liabilities	578	3,974	59,253	16,542
Net cash used in operating activities	(82,245)	(567,270)	(238,079)	(216,521)
Investing activities:
Cash paid for business combination	(16,876)	(116,396)	(203,164)
Cash paid for purchase of property and equipment	(845)	(5,825)	(7,390)	(3,402)
Cash paid for purchase of intangible assets	(142)	(980)	(1,273)	(2,667)
Cash paid for purchase of equity method investments			(21,900)
Cash paid for purchase of other equity investments			(20,000)	(457)
Cash received from sale of short-term investments	9,400	64,833		2,512
Cash paid for purchase of short-term investments	(50,651)	(349,350)	(127,514)
Cash received from disposal of property and equipment			30	62
Cash received from consolidation of subsidiaries			10,890
Cash received from disposal of a subsidiary			2,500
Cash Received from disposal of long-term investments	9,422	64,987	1,500
Cash from disposal of subsidiaries			(1,024)	(1,471)
Payment of interest free loans provided to related parties				(3,950)
Collection of interest free loans provided to related parties			2,300	4,160
Cash paid for term deposits	(630,098)	(4,345,910)	(3,375,933)	(160,349)
Cash received from maturity of term deposits	730,770	5,040,269	1,926,418	69,762
Net cash provided by/(used in) investing activities	50,980	351,628	(1,814,560)	(95,800)
Financing activities:
Proceeds from IPO			2,195,827
Proceeds from issuance of Series F Redeemable Convertible Preferred Shares				598,662
Receive the Subscription receivables for Series C and E Redeemable Convertible Preferred Shares			336,179
Exercises of warrant F			219,667
Payment of issuance costs			(5,549)	(6,282)
Exercises share options			26,892
Repayment of long-term borrowings	(1,161)	(8,004)		(106,092)
Payables to a VIE shareholder			(230,087)
Cash paid to acquire subsidiaries' equity interests held by non-controlling shareholders, net				(16,095)
Payment of initial public offering ("IPO") costs			(8,146)	(5,714)
Repurchase of treasury stock	(5,692)	(39,261)	(68,894)
Proceeds from short-term bank borrowings				20,000
Repayment for short-term bank borrowings	(797)	(5,500)	(21,140)	(26,838)
Net cash provided by/(used in) financing activities	(7,650)	(52,765)	2,444,749	457,641
Effect of foreign currency exchange rate changes on cash	20,123	138,795	(36,235)	(10,719)
Net increase/(decrease) in cash and restricted cash	(18,792)	(129,612)	355,875	134,601
Cash and restricted cash at the beginning of the year	95,238	656,877	301,002	166,401
Cash and restricted cash at the end of the year	76,446	527,265	656,877	301,002
Supplemental information
Interest paid	69	479	291	1,608
Income tax paid	53	368	299	116
Income tax refund				(33)
Non-cash investing and financing activities:
Transfer of equity interest of subsidiaries at nil consideration				5,793
Issuance of ordinary shares as the consideration for purchase of non-controlling interests			20,621	27,025
Accrual for IPO Costs				275
Accrual for Series F financing issuance costs				5,549
Exercise of Series E Warrant				¥ 16,550